Debt Financing Summary of Tax Exempt Bonds Securitization (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding TEBS Financing		$ 456,431,288
Year End Rate		3.60%	3.72%
Tax Exempt Bond Securitization [Member]
Debt Instrument [Line Items]
Outstanding TEBS Financing		$ 234,984,592	$ 167,433,606
Year End Rate		1.52%	1.70%
Tax Exempt Bond Securitization [Member] | M24 TEBS Financing [Member]
Debt Instrument [Line Items]
Outstanding TEBS Financing		$ 60,735,743	$ 75,131,269
Year Acquired		2010	2010
Stated Maturity		2017-09	2017-09
Variable / Fixed		Variable	Variable
Reset Frequency		Weekly	Weekly
SIFMA Based Rate		0.04%	0.07%
Facility Fees		1.91%	1.91%
Year End Rate		1.95%	1.98%
Tax Exempt Bond Securitization [Member] | M31 TEBS Financing [Member]
Debt Instrument [Line Items]
Outstanding TEBS Financing	[1]	$ 92,280,069	$ 92,302,337
Year Acquired	[1]	2014	2014
Stated Maturity	[1]	2019-07	2019-07
Variable / Fixed	[1]	Variable	Variable
Reset Frequency	[1]	Weekly	Weekly
SIFMA Based Rate	[1]	0.02%	0.05%
Facility Fees	[1]	1.42%	1.42%
Year End Rate	[1]	1.44%	1.47%
Tax Exempt Bond Securitization [Member] | M33 TEBS Financing [Member]
Debt Instrument [Line Items]
Outstanding TEBS Financing	[1]	$ 81,968,780
Year Acquired	[1]	2015
Stated Maturity	[1]	2020-07
Variable / Fixed	[1]	Variable
Reset Frequency	[1]	Weekly
SIFMA Based Rate	[1]	0.02%
Facility Fees	[1]	1.26%
Year End Rate	[1]	1.28%

[1]	Facility fees are variable